COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Table Text Block]
The following table presents by type First Financial's active loan balances and related obligations to extend credit:

	December 31, 2025		December 31, 2024
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$2,066,620	$4,632,241	$1,887,965	$3,815,858
Lease financing	0	638,527	0	598,045
Construction real estate	680,920	677,339	327,743	779,446
Commercial real estate-investor	204,747	3,246,889	95,810	3,093,384
Commercial real estate-owner	39,973	1,137,667	40,791	968,360
Residential real estate	0	1,832,184	76,401	1,462,284
Home equity	1,103,581	1,005,204	1,002,965	849,039
Installment	48,606	188,694	33,200	133,051
Credit card	323,281	65,325	285,782	62,311
Total	$4,467,728	$13,424,070	$3,750,657	$11,761,778

Investment Holdings, Schedule of Investments
The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2025		December 31, 2024
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$169,031	$81,482	$148,942	$72,830
HTC	Proportional amortization	9,874	56	14,077	56
HTC	Equity	8,322	5,855	8,781	6,656
NMTC	Equity	290	0	1,191	0
Renewable energy	Equity	24,765	15,597	10,571	222
Total		$212,282	$102,990	$183,562	$79,764
The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

		Twelve months ended
(Dollars in thousands)		December 31, 2025		December 31, 2024		December 31, 2023
Investment	Accounting Method	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	Proportional amortization	$17,383	$(17,921)	$15,481	$(15,662)	$14,545	$(14,563)
HTC	Proportional amortization	4,203	(4,132)	3,057	(4,417)	0	0
HTC	Equity	459	(406)	1,420	(403)	0	(319)
NMTC	Equity	0	0	125	(5)	415	(210)
Renewable energy	Equity	676	(705)	12,851	(12,667)	0	0
Total		$22,721	$(23,164)	$32,934	$(33,154)	$14,960	$(15,092)

(1) The amortization expense for the LIHTC investments is included in Income tax expense. The amortization expense for the equity method investments is included in other noninterest expense.
(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the equity method investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).